Goodwill - Changes in carrying amounts of goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 10,604
Goodwill, end of period	10,572	$ 10,604
Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	115
Goodwill, end of period		115
BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	3,046
Goodwill, end of period	3,046	3,046
BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	4,612
Goodwill, end of period	4,580	4,612
BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	2,946
Goodwill, end of period	2,946	2,946
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period		10,667
Acquisitions and other	(26)	52
Reclassified to assets held for sale	(6)
Goodwill, end of period	10,572
Goodwill | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(115)
Goodwill | BELL WIRELESS
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	3,046	3,046
Acquisitions and other	0	0
Reclassified to assets held for sale	0
Goodwill, end of period		3,046
Goodwill | BELL WIRELESS | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		0
Goodwill | BELL WIRELINE
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	4,612	4,675
Acquisitions and other	(26)	52
Reclassified to assets held for sale	(6)
Goodwill, end of period		4,612
Goodwill | BELL WIRELINE | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		(115)
Goodwill | BELL MEDIA
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	2,946	2,946
Acquisitions and other	0	0
Reclassified to assets held for sale	$ 0
Goodwill, end of period		2,946
Goodwill | BELL MEDIA | Discontinued operations
Reconciliation of changes in intangible assets and goodwill [abstract]
Discontinued operations		$ 0